Long-Term Debt - Schedule of Long-Term Loans Payable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Less: current portion	$ 143,957	$ 19,401
Long-term loans payable	379,341
Paycheck Protection Program [Member]
Less: current portion	$ 508,700